13. Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

13.        Intangible assets

In December 2020, Affimed entered into a Patent and Technology license agreement providing the Group with an exclusive development and commercialization license. The Group recognized the non-refundable license fee of $2 million (€1.6 million) as an intangible asset and amortizes the acquisition cost over an estimated useful life of 19 years.